Stock Based Compensation - Equity Incentive Plans (Details) - shares	1 Months Ended			9 Months Ended
	May 31, 2017	Nov. 30, 2015	May 31, 2012	Sep. 30, 2020
Equity Incentive Plan 2012 [Member]
Stock Based Compensation
Number of shares authorized			41,442,480
Exercise price of option as a percentage of fair market value of underlying common stock at the time of grant			100.00%
Vesting percentage			25.00%
Vesting period			36 years
Term of option granted			10 years
Equity Incentive Plan 2015 [Member]
Stock Based Compensation
Number of shares authorized		41,442,480
Vesting percentage		25.00%
Vesting period		36 months
Equity Incentive Plan 2017 [Member]
Stock Based Compensation
Number of shares authorized	26,572,800			42,303,790
Exercise price of option as a percentage of fair market value of underlying common stock at the time of grant	100.00%			100.00%
Vesting percentage	25.00%			25.00%
Vesting period	36 months			36 months